Quarterly Report
June 30, 2023
MFS®  Research Fund
MFR-Q3

Portfolio of Investments
6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 4.2%
Boeing Co. (a)	266,996	$56,378,875
General Dynamics Corp.	199,212	42,860,462
Honeywell International, Inc.	393,531	81,657,683
Howmet Aerospace, Inc.	977,670	48,453,325
Leidos Holdings, Inc.	303,598	26,862,351
Raytheon Technologies Corp.	580,302	56,846,384
		$313,059,080
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	175,004	$43,073,735
Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	517,931	$57,164,044
Automotive – 0.3%
Aptiv PLC (a)	255,833	$26,117,991
Broadcasting – 0.6%
Walt Disney Co. (a)	534,176	$47,691,233
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp.	1,253,591	$71,053,538
CME Group, Inc.	276,774	51,283,454
		$122,336,992
Business Services – 2.4%
Accenture PLC, “A”	406,953	$125,577,556
Equifax, Inc.	115,153	27,095,501
Tyler Technologies, Inc. (a)	58,738	24,462,615
		$177,135,672
Cable TV – 0.7%
Cable One, Inc.	78,268	$51,428,337
Computer Software – 14.1%
Adobe Systems, Inc. (a)	143,820	$70,326,542
Black Knight, Inc. (a)	724,217	43,257,481
Cadence Design Systems, Inc. (a)	389,112	91,254,546
Microsoft Corp. (s)	1,958,704	667,017,060
NICE Systems Ltd., ADR (a)	169,096	34,918,324
Palo Alto Networks, Inc. (a)	137,744	35,194,970
Salesforce, Inc. (a)	575,128	121,501,541
		$1,063,470,464
Computer Software - Systems – 5.7%
Apple, Inc. (s)	1,560,085	$302,609,687
Constellation Software, Inc.	31,578	65,426,708
ServiceNow, Inc. (a)	108,267	60,842,806
		$428,879,201
Construction – 2.5%
AZEK Co., Inc. (a)	1,001,354	$30,331,013
Masco Corp.	748,942	42,974,292
Sherwin-Williams Co.	192,901	51,219,073
Summit Materials, Inc., “A” (a)	545,840	20,660,044

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Vulcan Materials Co.	190,558	$42,959,396
		$188,143,818
Consumer Products – 1.3%
Colgate-Palmolive Co.	671,321	$51,718,570
International Flavors & Fragrances, Inc.	309,273	24,615,038
Kenvue, Inc. (a)	852,925	22,534,278
		$98,867,886
Consumer Services – 0.4%
Bright Horizons Family Solutions, Inc. (a)	363,474	$33,603,171
Electrical Equipment – 1.5%
Johnson Controls International PLC	1,064,660	$72,545,933
TE Connectivity Ltd.	284,770	39,913,363
		$112,459,296
Electronics – 5.3%
Applied Materials, Inc.	627,791	$90,740,911
Lam Research Corp.	94,575	60,798,484
Marvell Technology, Inc.	768,177	45,921,621
NVIDIA Corp.	260,432	110,167,945
NXP Semiconductors N.V.	438,276	89,706,332
		$397,335,293
Energy - Independent – 3.4%
ConocoPhillips	1,104,951	$114,483,973
Diamondback Energy, Inc.	302,685	39,760,702
Hess Corp.	512,682	69,699,118
Valero Energy Corp.	306,178	35,914,679
		$259,858,472
Food & Beverages – 2.4%
Hostess Brands, Inc. (a)	590,289	$14,946,118
Mondelez International, Inc.	887,960	64,767,802
Oatly Group AB, ADR (a)(l)	6,472,219	13,268,049
PepsiCo, Inc.	489,414	90,649,261
		$183,631,230
Gaming & Lodging – 0.5%
Marriott International, Inc., “A”	189,193	$34,752,862
General Merchandise – 1.2%
Dollar General Corp.	174,902	$29,694,862
Dollar Tree, Inc. (a)	228,177	32,743,399
Five Below, Inc. (a)	158,065	31,066,095
		$93,504,356
Health Maintenance Organizations – 1.2%
Cigna Group	326,820	$91,705,692
Insurance – 2.7%
Aon PLC	259,937	$89,730,252
Chubb Ltd.	383,537	73,853,885
Willis Towers Watson PLC	180,918	42,606,189
		$206,190,326

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 5.8%
Alphabet, Inc., “A” (a)(s)	2,585,303	$309,460,769
Alphabet, Inc., “C” (a)	668,418	80,858,526
Gartner, Inc. (a)	123,953	43,421,975
		$433,741,270
Leisure & Toys – 0.7%
Electronic Arts, Inc.	395,282	$51,268,075
Machinery & Tools – 1.9%
Eaton Corp. PLC	142,202	$28,596,822
Ingersoll Rand, Inc.	442,864	28,945,591
Regal Rexnord Corp.	181,141	27,877,600
Wabtec Corp.	509,674	55,895,948
		$141,315,961
Major Banks – 4.1%
JPMorgan Chase & Co.	990,114	$144,002,180
Morgan Stanley	823,693	70,343,382
PNC Financial Services Group, Inc.	333,436	41,996,264
Wells Fargo & Co.	1,257,939	53,688,837
		$310,030,663
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	216,445	$54,154,539
McKesson Corp.	140,204	59,910,571
		$114,065,110
Medical Equipment – 5.3%
Agilent Technologies, Inc.	527,321	$63,410,350
Becton, Dickinson and Co.	220,019	58,087,216
Boston Scientific Corp. (a)	1,402,302	75,850,515
Envista Holdings Corp. (a)	935,355	31,652,413
Maravai Lifesciences Holdings, Inc., “A” (a)	1,084,913	13,485,469
Medtronic PLC	975,750	85,963,575
STERIS PLC	313,880	70,616,723
		$399,066,261
Network & Telecom – 0.8%
Equinix, Inc., REIT	75,816	$59,435,195
Oil Services – 0.4%
Schlumberger Ltd.	661,868	$32,510,956
Other Banks & Diversified Financials – 3.7%
Moody's Corp.	116,656	$40,563,624
Northern Trust Corp.	427,046	31,661,191
Visa, Inc., “A” (s)	866,231	205,712,538
		$277,937,353
Pharmaceuticals – 6.0%
Eli Lilly & Co.	210,062	$98,514,877
Johnson & Johnson	422,180	69,879,234
Merck & Co., Inc.	783,822	90,445,221
Pfizer, Inc.	1,821,540	66,814,087
Vertex Pharmaceuticals, Inc. (a)	237,411	83,547,305
Zoetis, Inc.	256,850	44,232,138
		$453,432,862

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.2%
Canadian Pacific Kansas City Ltd.	812,077	$65,591,459
CSX Corp.	638,957	21,788,434
		$87,379,893
Real Estate – 0.8%
Extra Space Storage, Inc., REIT	315,171	$46,913,203
Jones Lang LaSalle, Inc. (a)	81,367	12,676,979
		$59,590,182
Restaurants – 1.1%
Starbucks Corp.	577,979	$57,254,600
Wendy's Co.	1,345,991	29,275,304
		$86,529,904
Specialty Chemicals – 1.6%
Air Products & Chemicals, Inc.	196,245	$58,781,265
DuPont de Nemours, Inc.	834,295	59,602,035
		$118,383,300
Specialty Stores – 6.1%
Amazon.com, Inc. (a)(s)	2,116,149	$275,861,184
Home Depot, Inc.	316,411	98,289,913
Ross Stores, Inc.	431,436	48,376,919
Target Corp.	292,617	38,596,182
		$461,124,198
Telecommunications - Wireless – 1.6%
SBA Communications Corp., REIT	454,226	$105,271,418
T-Mobile US, Inc. (a)	124,918	17,351,110
		$122,622,528
Tobacco – 0.7%
Philip Morris International, Inc.	501,006	$48,908,206
Utilities - Electric Power – 3.0%
Alliant Energy Corp.	755,852	$39,667,113
Duke Energy Corp.	545,517	48,954,696
NextEra Energy, Inc.	698,811	51,851,776
PG&E Corp. (a)	2,936,797	50,747,852
PPL Corp.	1,220,184	32,286,069
		$223,507,506
Total Common Stocks		$7,511,258,574
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.04% (v)	58,669,514	$58,681,248
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.04% (j)	2,672,149	$2,672,149
Securities Sold Short – (0.4)%
Telecommunications - Wireless – (0.4)%
Crown Castle, Inc., REIT	(247,822)	$(28,236,839)

Other Assets, Less Liabilities – (0.1)%		(10,046,165)
Net Assets – 100.0%		$7,534,328,967

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $58,681,248 and $7,513,930,723, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2023, the fund had liquid securities with an aggregate value of $105,943,759 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$7,511,258,574	$—	$—	$7,511,258,574
Mutual Funds	61,353,397	—	—	61,353,397
Total	$7,572,611,971	$—	$—	$7,572,611,971
Securities Sold Short	$(28,236,839)	$—	$—	$(28,236,839)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At June 30, 2023, the value of securities loaned was $2,652,653. These loans were collateralized by cash of $2,672,149 and U.S. Treasury Obligations (held by the lending agent) of $170,565.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$20,054,221	$715,206,706	$676,596,138	$8,381	$8,078	$58,681,248
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,715,530	$—